Revenues	6 Months Ended
Jun. 30, 2021
Revenues
Revenues

8. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Revenues from long-term time charters	63,925	42,881	131,570	92,915
Revenues from spot time charters	20,523	27,471	44,231	64,525
Total	84,448	70,352	175,801	157,440

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than five years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) five years (excluding any optional periods) are classified as spot time charters.